UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

811-23018

Investment Company Act file number:

Stone Ridge Trust III

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Trust III

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2017 (Unaudited)

	NUMBER OF CONTRACTS	FAIR VALUE
PURCHASED OPTIONS - 1.4%
Call Options - 0.0%
CBOE Volatility Index, Expires: 02/15/17, Strike Price: $13.50	150	$12,000
CBOE Volatility Index, Expires: 02/15/17, Strike Price: $14.00	320	22,400
CBOE Volatility Index, Expires: 02/15/17, Strike Price: $14.50	26	1,495
CBOE Volatility Index, Expires: 02/15/17, Strike Price: $15.00	122	6,405
CBOE Volatility Index, Expires: 02/15/17, Strike Price: $16.00	205	8,200
CBOE Volatility Index, Expires: 03/22/17, Strike Price: $15.00	910	138,775
Switzerland SMI Index, Expires: 02/17/17, Strike Price: $8350.00	286	179,770

		369,045

Put Options - 1.2%
CBOE Nasdaq 100 Index, Expires: 03/17/17, Strike Price: $4950.00	450	1,795,500
CBOE S&P 500 Index, Expires: 03/17/17, Strike Price: $2250.00	1,300	3,191,500
DAX Index, Expires: 03/17/17, Strike Price: $10350.00	800	151,995
Euro Stoxx 50 Index, Expires: 03/17/17, Strike Price: $2950.00	2,800	408,053
FTSE 100 Index, Expires: 03/17/17, Strike Price: $6700.00	800	342,177
Japan Nikkei Index, Expires: 12/08/17, Strike Price: $16000.00	700	3,285,803
Russell 2000 Index, Expires: 03/17/17, Strike Price: $1370.00	1,000	3,630,000
Switzerland SMI Index, Expires: 02/17/17, Strike Price: $8300.00	132	119,254

		12,924,282

	NOTIONAL VALUE	FAIR VALUE
OTC Call Options - 0.1%
Turkish Lira, Expires: 02/09/17, Strike Price: $3.75	75,000,000	1,182,450

OTC Put Options - 0.1%
Turkish Lira, Expires: 02/03/17, Strike Price: $3.61	30,000,000	1,920
Turkish Lira, Expires: 02/03/17, Strike Price: $3.62	20,000,000	1,940
Turkish Lira, Expires: 02/09/17, Strike Price: $3.75	75,000,000	555,750

		559,610

Payer Swaptions - 0.0%
CDX.HY, Expires: 03/15/17, Strike Price: $103.00	100,000,000	156,500
CDX.HY, Expires: 03/15/17, Strike Price: $103.00	100,000,000	156,500

		313,000

TOTAL PURCHASED OPTIONS (Cost $48,133,522)		15,348,387

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 102.6%
Money Market Funds - 29.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.43% (a)	47,146,977	47,146,977
First American Government Obligations Fund - Class Z - 0.46% (a)	68,376,988	68,376,988
First American Treasury Obligations Fund - Class Z - 0.41% (a)	68,376,987	68,376,987
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.47% (a)	68,376,988	68,376,988
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.40% (a)	68,376,988	68,376,988

		320,654,928

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 73.5%
0.359%, 02/02/2017 (b)(c)	$20,000,000	19,999,803
0.420%, 02/09/2017 (b)(c)	100,000,000	99,990,767
0.450%, 02/16/2017 (b)(c)	120,000,000	119,977,750
0.446%, 02/23/2017 (b)(c)	60,000,000	59,983,848
0.455%, 03/02/2017 (b)(c)	78,000,000	77,971,725
0.544%, 08/17/2017 (b)(c)	40,000,000	39,864,280
0.600%, 09/14/2017 (b)(c)	57,000,000	56,778,669
0.687%, 10/12/2017 (b)(c)	80,000,000	79,631,760

0.713%, 11/09/2017 (b)(c)	50,000,000	49,721,950
0.831%, 12/07/2017 (b)(c)	82,000,000	81,482,662
0.784%, 01/04/2018 (b)(c)	125,000,000	124,128,250

		809,531,464

TOTAL SHORT-TERM INVESTMENTS (Cost $1,130,124,202)		1,130,186,392

TOTAL INVESTMENTS (Cost $1,178,257,724) - 104.0%		1,145,534,779

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%		(43,966,005)

TOTAL NET ASSETS - 100.0%		$1,101,568,774

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	All or a portion of this security is held as collateral for written put options.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI & S&P. GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
CALL OPTIONS
Abbott Laboratories, Expires 02/03/2017, Strike Price $43.50	15	$22
Abbott Laboratories, Expires 02/03/2017, Strike Price $44.00	15	60
Accenture, PLC, Expires 02/03/2017, Strike Price $119.00	18	180
Accenture, PLC, Expires 02/03/2017, Strike Price $120.00	42	420
Accenture, PLC, Expires 02/03/2017, Strike Price $121.00	6	60
Accenture, PLC, Expires 02/03/2017, Strike Price $123.00	36	360
Activision Blizzard, Inc., Expires 02/03/2017, Strike Price $40.00	16	824
Aetna, Inc., Expires 02/03/2017, Strike Price $127.00	35	210
Allergan, PLC, Expires 02/03/2017, Strike Price $227.50	3	52
Alphabet, Inc., Expires 02/03/2017, Strike Price $840.00	4	60
Alphabet, Inc., Expires 02/03/2017, Strike Price $850.00	3	23
Alphabet, Inc., Expires 02/03/2017, Strike Price $860.00	1	8
Alphabet, Inc., Expires 02/03/2017, Strike Price $870.00	3	68
Alphabet, Inc., Expires 02/03/2017, Strike Price $870.00	1	10
Alphabet, Inc., Expires 02/03/2017, Strike Price $880.00	3	23
Alphabet, Inc., Expires 02/03/2017, Strike Price $910.00	1	28
American Airlines Group, Inc., Expires 02/03/2017, Strike Price $51.00	14	49
American Airlines Group, Inc., Expires 02/03/2017, Strike Price $51.50	42	441
Anadarko Petroleum Corp., Expires 02/03/2017, Strike Price $80.00	18	54
Anthem, Inc., Expires 02/03/2017, Strike Price $152.50	10	3,675
Anthem, Inc., Expires 02/03/2017, Strike Price $155.00	5	1,182
Apache Corp., Expires 02/03/2017, Strike Price $65.00	40	260
Apache Corp., Expires 02/03/2017, Strike Price $66.00	20	130
Apache Corp., Expires 02/03/2017, Strike Price $71.00	10	25
Apple, Inc., Expires 02/03/2017, Strike Price $124.00	12	1,122
Apple, Inc., Expires 02/03/2017, Strike Price $125.00	24	1,536
Apple, Inc., Expires 02/03/2017, Strike Price $126.00	18	738
Apple, Inc., Expires 02/03/2017, Strike Price $127.00	36	864
Apple, Inc., Expires 02/03/2017, Strike Price $128.00	36	522
Apple, Inc., Expires 02/03/2017, Strike Price $129.00	42	378
Apple, Inc., Expires 02/03/2017, Strike Price $130.00	78	468
Apple, Inc., Expires 02/03/2017, Strike Price $131.00	24	84
Apple, Inc., Expires 02/03/2017, Strike Price $135.00	6	6
Applied Materials, Inc., Expires 02/03/2017, Strike Price $34.50	19	399
AT&T, Inc., Expires 02/03/2017, Strike Price $44.00	3	2
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $72.50	125	410,000
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $73.00	425	1,185,750
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $73.50	445	1,019,050
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $74.00	470	846,000
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $74.50	305	399,550
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $75.00	204	177,480
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $75.50	170	83,300
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $76.00	170	39,100
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $76.50	100	9,000
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $77.00	70	2,450
Australian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $74.00	75	153,750
Australian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $74.50	200	330,000
Australian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $75.00	400	516,000
Australian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $75.50	425	416,500
Australian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $76.00	325	234,000
Australian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $76.50	200	102,000
Australian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $77.00	150	52,500
Bank of America Corp., Expires 02/03/2017, Strike Price $24.00	20	10
Bank of America Corp., Expires 02/03/2017, Strike Price $25.00	1	—
Bank of New York Mellon Corp., Expires 02/03/2017, Strike Price $50.00	13	97
Bed Bath & Beyond, Inc., Expires 02/03/2017, Strike Price $43.00	15	90
Bed Bath & Beyond, Inc., Expires 02/03/2017, Strike Price $44.00	16	104
Bed Bath & Beyond, Inc., Expires 02/03/2017, Strike Price $44.50	25	162
Bed Bath & Beyond, Inc., Expires 02/03/2017, Strike Price $45.00	15	97
Bed Bath & Beyond, Inc., Expires 02/03/2017, Strike Price $45.50	15	82
Boeing Co., Expires 02/03/2017, Strike Price $170.00	6	24
Boeing Co., Expires 02/03/2017, Strike Price $172.50	20	30
Boeing Co., Expires 02/03/2017, Strike Price $175.00	4	18
Bristol-Myers Squibb Co., Expires 02/03/2017, Strike Price $62.00	11	38
Bristol-Myers Squibb Co., Expires 02/03/2017, Strike Price $63.00	11	44

Bristol-Myers Squibb Co., Expires 02/03/2017, Strike Price $63.50	22	$77
Bristol-Myers Squibb Co., Expires 02/03/2017, Strike Price $64.00	77	308
Bristol-Myers Squibb Co., Expires 02/03/2017, Strike Price $64.50	11	33
Bristol-Myers Squibb Co., Expires 02/03/2017, Strike Price $65.00	11	38
Bristol-Myers Squibb Co., Expires 02/03/2017, Strike Price $65.50	44	132
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $122.50	400	860,000
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $123.00	270	499,500
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $123.50	465	723,656
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $124.00	325	414,375
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $124.50	450	455,625
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $125.00	461	357,275
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $125.50	290	164,937
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $126.00	315	124,031
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $126.50	225	59,062
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $127.00	200	32,500
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $127.50	225	21,094
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $128.00	150	8,437
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $128.50	75	2,344
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $129.00	75	1,406
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $123.50	160	308,000
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $124.00	140	237,125
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $124.50	250	370,312
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $125.00	270	344,250
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $125.50	130	142,187
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $126.00	245	226,625
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $126.50	160	124,000
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $127.00	165	106,219
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $127.50	135	70,875
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $128.00	40	17,000
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $128.50	40	13,750
Canadian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $74.50	250	585,000
Canadian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $75.00	370	680,800
Canadian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $75.50	615	842,550
Canadian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $76.00	554	509,680
Canadian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $76.50	660	349,800
Canadian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $77.00	435	108,750
Canadian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $77.50	285	25,650
Canadian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $78.00	130	3,900
Canadian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $78.50	10	100
Canadian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $76.00	225	283,500
Canadian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $76.50	427	401,380
Canadian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $77.00	402	273,360
Canadian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $77.50	420	197,400
Canadian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $78.00	395	122,450
Canadian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $78.50	130	26,000
Capital One Financial Corp., Expires 02/03/2017, Strike Price $97.00	3	18
Caterpillar, Inc., Expires 02/03/2017, Strike Price $96.50	8	376
Caterpillar, Inc., Expires 02/03/2017, Strike Price $97.00	5	157
Caterpillar, Inc., Expires 02/03/2017, Strike Price $97.50	1	21
Caterpillar, Inc., Expires 02/03/2017, Strike Price $103.00	2	6
CBOE Nasdaq 100 Index, Expires 03/17/2017, Strike Price $4950.00	450	9,438,750
CBOE S&P 500 Index, Expires 03/17/2017, Strike Price $2250.00	1,300	6,474,000
CBOE Volatility Index, Expires 02/15/2017, Strike Price $13.00	800	74,000
CBOE Volatility Index, Expires 02/15/2017, Strike Price $17.00	1,300	42,250
CBOE Volatility Index, Expires 02/15/2017, Strike Price $18.00	5,760	158,400
CBOE Volatility Index, Expires 02/15/2017, Strike Price $19.00	1,837	41,333
CBOE Volatility Index, Expires 02/15/2017, Strike Price $20.00	1,113	19,478
CBOE Volatility Index, Expires 02/15/2017, Strike Price $21.00	7,000	122,500
CBOE Volatility Index, Expires 02/15/2017, Strike Price $23.00	1,763	22,038
CBOE Volatility Index, Expires 02/15/2017, Strike Price $25.00	2,000	15,000
CBOE Volatility Index, Expires 02/15/2017, Strike Price $28.00	2,565	19,238
CBOE Volatility Index, Expires 03/22/2017, Strike Price $16.00	1,470	194,775
CBOE Volatility Index, Expires 03/22/2017, Strike Price $24.00	4,000	210,000
CBOE Volatility Index, Expires 03/22/2017, Strike Price $28.00	2,000	65,000
CF Industries Holdings, Inc., Expires 02/03/2017, Strike Price $38.00	3	7
CF Industries Holdings, Inc., Expires 02/03/2017, Strike Price $39.00	38	342
CF Industries Holdings, Inc., Expires 02/03/2017, Strike Price $39.50	19	28
CF Industries Holdings, Inc., Expires 02/03/2017, Strike Price $40.00	19	28
Chipotle Mexican Grill, Inc., Expires 02/03/2017, Strike Price $410.00	2	3,380
Chipotle Mexican Grill, Inc., Expires 02/03/2017, Strike Price $415.00	14	19,250
Chipotle Mexican Grill, Inc., Expires 02/03/2017, Strike Price $420.00	2	2,180
Chipotle Mexican Grill, Inc., Expires 02/03/2017, Strike Price $422.50	2	1,910

Chipotle Mexican Grill, Inc., Expires 02/03/2017, Strike Price $440.00	2	$660
Citigroup, Inc., Expires 02/03/2017, Strike Price $63.00	30	105
Citigroup, Inc., Expires 02/03/2017, Strike Price $64.00	10	25
Citigroup, Inc., Expires 02/03/2017, Strike Price $64.50	8	52
Citigroup, Inc., Expires 02/03/2017, Strike Price $65.00	10	20
Citigroup, Inc., Expires 02/03/2017, Strike Price $65.50	10	60
Citigroup, Inc., Expires 02/03/2017, Strike Price $66.00	10	10
Citigroup, Inc., Expires 02/03/2017, Strike Price $66.50	10	65
Cocoa Future, March 2017 Settlement, Expires 02/03/2017, Strike Price $2200.00	130	10,400
Cocoa Future, March 2017 Settlement, Expires 02/03/2017, Strike Price $2250.00	90	3,600
Cocoa Future, March 2017 Settlement, Expires 02/03/2017, Strike Price $2300.00	430	8,600
Cocoa Future, March 2017 Settlement, Expires 02/03/2017, Strike Price $2350.00	115	1,150
Cocoa Future, March 2017 Settlement, Expires 02/03/2017, Strike Price $2400.00	52	520
Cocoa Future, March 2017 Settlement, Expires 02/03/2017, Strike Price $2450.00	20	200
Cocoa Future, May 2017 Settlement, Expires 04/07/2017, Strike Price $2250.00	100	49,000
Coffee ‘C’ Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $142.50	30	85,612
Coffee ‘C’ Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $145.00	20	42,450
Coffee ‘C’ Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $147.50	20	30,150
Coffee ‘C’ Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $150.00	100	101,625
Coffee ‘C’ Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $155.00	400	156,000
Coffee ‘C’ Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $157.50	85	19,125
Coffee ‘C’ Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $160.00	180	22,950
Coffee ‘C’ Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $170.00	100	1,500
Coffee ‘C’ Future, April 2017 Settlement, Expires 03/10/2017, Strike Price $167.50	20	10,950
Coffee ‘C’ Future, May 2017 Settlement, Expires 04/12/2017, Strike Price $160.00	100	188,625
Comcast Corp., Expires 02/03/2017, Strike Price $76.00	1	23
Conoco Phillips Corp., Expires 02/03/2017, Strike Price $52.00	25	112
Copper Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $273.00	250	368,750
Copper Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $275.00	250	312,500
Copper Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $284.00	250	134,375
Corn Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $350.00	200	116,250
Corn Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $355.00	300	120,000
Corn Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $360.00	1,025	262,656
Corn Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $365.00	1,000	156,250
Corn Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $370.00	2,475	216,562
Corn Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $375.00	975	48,750
Corn Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $380.00	580	18,125
Corn Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $385.00	154	2,887
Corn Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $375.00	825	195,937
Corn Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $380.00	841	141,919
Corn Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $385.00	850	100,937
Corn Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $390.00	321	26,081
Corn Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $395.00	320	18,000
Cotton No.2 Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $67.00	100	397,500
Cotton No.2 Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $72.00	160	251,200
Cotton No.2 Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $73.00	740	865,800
Cotton No.2 Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $74.00	285	237,975
Cotton No.2 Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $75.00	527	305,660
Cotton No.2 Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $76.00	385	152,075
Cotton No.2 Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $77.00	330	87,450
Cotton No.2 Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $78.00	315	56,700
Cotton No.2 Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $79.00	60	7,500
Cotton No.2 Future, May 2017 Settlement, Expires 04/13/2017, Strike Price $76.00	80	114,800
Cotton No.2 Future, May 2017 Settlement, Expires 04/13/2017, Strike Price $77.00	80	100,000
Cotton No.2 Future, May 2017 Settlement, Expires 04/13/2017, Strike Price $78.00	260	282,100
Cotton No.2 Future, May 2017 Settlement, Expires 04/13/2017, Strike Price $79.00	100	94,500
Cotton No.2 Future, May 2017 Settlement, Expires 04/13/2017, Strike Price $80.00	140	115,500
Cotton No.2 Future, May 2017 Settlement, Expires 04/13/2017, Strike Price $81.00	21	15,225
DAX Index, Expires 03/17/2017, Strike Price EUR 10350.00	800	5,400,551
Deere & Co., Expires 02/03/2017, Strike Price $110.00	12	66
Deere & Co., Expires 02/03/2017, Strike Price $113.00	6	21
Deere & Co., Expires 02/03/2017, Strike Price $114.00	18	108
Deere & Co., Expires 02/03/2017, Strike Price $115.00	6	39
Deere & Co., Expires 02/03/2017, Strike Price $116.00	6	36
Delta Air Lines, Inc., Expires 02/03/2017, Strike Price $51.50	13	19
Delta Air Lines, Inc., Expires 02/03/2017, Strike Price $53.50	13	130
Delta Air Lines, Inc., Expires 02/03/2017, Strike Price $54.50	13	84
Delta Air Lines, Inc., Expires 02/03/2017, Strike Price $55.50	78	1,053
Delta Air Lines, Inc., Expires 02/03/2017, Strike Price $56.50	13	195
Delta Air Lines, Inc., Expires 02/03/2017, Strike Price $57.00	13	195
Devon Energy Corp., Expires 02/03/2017, Strike Price $49.00	13	20
Devon Energy Corp., Expires 02/03/2017, Strike Price $49.50	13	52

Devon Energy Corp., Expires 02/03/2017, Strike Price $50.00	13	$39
Devon Energy Corp., Expires 02/03/2017, Strike Price $52.00	13	33
Devon Energy Corp., Expires 02/03/2017, Strike Price $52.50	13	26
DR Horton, Inc., Expires 02/03/2017, Strike Price $29.50	20	1,030
DR Horton, Inc., Expires 02/03/2017, Strike Price $32.00	25	37
Electronic Arts, Inc., Expires 02/03/2017, Strike Price $81.50	14	4,620
Electronic Arts, Inc., Expires 02/03/2017, Strike Price $82.50	8	2,236
Electronic Arts, Inc., Expires 02/03/2017, Strike Price $83.50	8	1,644
Electronic Arts, Inc., Expires 02/03/2017, Strike Price $87.50	8	504
EOG Resources, Inc., Expires 02/03/2017, Strike Price $107.00	6	54
EOG Resources, Inc., Expires 02/03/2017, Strike Price $110.00	6	24
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.065	430	940,625
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.070	370	601,250
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.075	300	337,500
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.080	265	188,813
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.085	275	110,000
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.090	275	58,438
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.095	175	19,688
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.100	125	7,031
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.105	175	5,469
Euro Fx Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $1.075	225	410,625
Euro Fx Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $1.080	200	292,500
Euro Fx Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $1.085	125	142,188
Euro Fx Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $1.090	75	65,625
Euro Fx Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $1.095	100	66,250
Euro Fx Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $1.100	75	36,563
Euro Stoxx 50 Index, Expires 03/17/2017, Strike Price EUR 2950.00	2,800	8,995,304
Euro-Bund Future, March 2017 Settlement, Expires 02/24/2017, Strike Price EUR 162.50	300	246,127
Euro-Bund Future, March 2017 Settlement, Expires 02/24/2017, Strike Price EUR 163.00	350	207,805
Euro-Bund Future, March 2017 Settlement, Expires 02/24/2017, Strike Price EUR 163.50	400	164,085
Euro-Bund Future, March 2017 Settlement, Expires 02/24/2017, Strike Price EUR 164.00	250	67,469
Express Scripts Holding Co., Expires 02/03/2017, Strike Price $73.00	9	135
Exxon Mobil Corp., Expires 02/03/2017, Strike Price $90.00	7	7
Facebook, Inc., Expires 02/03/2017, Strike Price $130.00	10	3,450
Facebook, Inc., Expires 02/03/2017, Strike Price $131.00	10	2,940
Facebook, Inc., Expires 02/03/2017, Strike Price $132.00	20	4,940
Facebook, Inc., Expires 02/03/2017, Strike Price $133.00	5	1,028
FTSE 100 Index, Expires 03/17/2017, Strike Price GBP 6700.00	800	3,814,268
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1185.00	250	805,000
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1190.00	100	286,000
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1195.00	100	251,000
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1200.00	100	219,000
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1205.00	225	427,500
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1210.00	275	451,000
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1215.00	225	317,250
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1220.00	450	540,000
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1225.00	302	311,060
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1230.00	250	217,500
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1235.00	290	214,600
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1240.00	175	110,250
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1245.00	75	40,500
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1250.00	250	115,000
Gold 100 Oz. Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $1225.00	25	49,000
Gold 100 Oz. Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $1230.00	25	44,250
Gold 100 Oz. Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $1235.00	25	40,250
Gold 100 Oz. Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $1240.00	25	36,250
Gold 100 Oz. Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $1255.00	25	27,000
Halliburton Co., Expires 02/03/2017, Strike Price $58.00	22	286
Halliburton Co., Expires 02/03/2017, Strike Price $58.50	11	77
Halliburton Co., Expires 02/03/2017, Strike Price $59.50	11	17
Halliburton Co., Expires 02/03/2017, Strike Price $60.00	11	11
Halliburton Co., Expires 02/03/2017, Strike Price $61.00	11	6
Halliburton Co., Expires 02/03/2017, Strike Price $61.50	22	33
Halliburton Co., Expires 02/03/2017, Strike Price $62.00	2	2
HCA Holdings, Inc., Expires 02/03/2017, Strike Price $82.50	8	140
HCA Holdings, Inc., Expires 02/03/2017, Strike Price $83.00	8	80
HCA Holdings, Inc., Expires 02/03/2017, Strike Price $83.50	8	60
HCA Holdings, Inc., Expires 02/03/2017, Strike Price $85.00	8	20
Hess Corp., Expires 02/03/2017, Strike Price $69.50	20	40
International Business Machines Corp., Expires 02/03/2017, Strike Price $190.00	8	12
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $86.00	100	357,500
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $86.50	97	288,575

Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $87.00	550	$1,320,000
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $87.50	530	980,500
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $88.00	495	674,438
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $88.50	480	456,000
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $89.00	430	274,125
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $89.50	250	103,125
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $90.00	205	56,375
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $90.50	125	21,875
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $91.00	150	16,875
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $91.50	100	7,500
Japanese Yen Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $87.50	50	127,500
Japanese Yen Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $88.00	182	395,850
Japanese Yen Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $88.50	150	273,750
Japanese Yen Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $89.00	225	343,125
Japanese Yen Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $89.50	295	372,438
Japanese Yen Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $90.00	100	103,750
Japanese Yen Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $90.50	50	41,875
JPMorgan Chase & Co., Expires 02/03/2017, Strike Price $89.50	2	2
JPMorgan Chase & Co., Expires 02/03/2017, Strike Price $90.00	8	8
JPMorgan Chase & Co., Expires 02/03/2017, Strike Price $91.00	4	4
JPMorgan Chase & Co., Expires 02/03/2017, Strike Price $91.50	2	25
JPMorgan Chase & Co., Expires 02/03/2017, Strike Price $92.50	2	26
JPMorgan Chase & Co., Expires 02/03/2017, Strike Price $95.00	8	8
Kansas City Southern, Expires 02/03/2017, Strike Price $85.50	16	1,960
Kansas City Southern, Expires 02/03/2017, Strike Price $87.50	24	1,020
Kansas City Southern, Expires 02/03/2017, Strike Price $91.00	8	40
Kansas City Southern, Expires 02/03/2017, Strike Price $91.50	8	60
Kansas City Southern, Expires 02/03/2017, Strike Price $92.00	8	40
Kansas City Southern, Expires 02/03/2017, Strike Price $95.00	16	40
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $54.00	150	904,500
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $55.00	128	720,640
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $56.00	105	549,150
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $57.00	106	511,980
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $58.00	90	399,600
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $64.00	20	41,000
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $65.00	20	33,200
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $66.00	140	179,200
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $67.00	275	255,750
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $68.00	280	173,600
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $69.00	260	101,400
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $70.00	270	59,400
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $71.00	180	21,600
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $72.00	60	3,600
Lean Hogs Future, April 2017 Settlement, Expires 04/17/2017, Strike Price $69.00	50	68,000
Lean Hogs Future, April 2017 Settlement, Expires 04/17/2017, Strike Price $70.00	30	34,200
Lean Hogs Future, April 2017 Settlement, Expires 04/17/2017, Strike Price $71.00	90	85,500
Lean Hogs Future, April 2017 Settlement, Expires 04/17/2017, Strike Price $72.00	160	124,800
Lean Hogs Future, April 2017 Settlement, Expires 04/17/2017, Strike Price $73.00	160	100,800
Lean Hogs Future, April 2017 Settlement, Expires 04/17/2017, Strike Price $74.00	180	91,800
Lean Hogs Future, April 2017 Settlement, Expires 04/17/2017, Strike Price $75.00	90	36,900
Live Cattle Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $114.00	40	32,000
Live Cattle Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $115.00	40	20,800
Live Cattle Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $116.00	20	6,000
Live Cattle Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $117.00	245	36,750
Live Cattle Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $118.00	184	12,880
Live Cattle Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $119.00	165	4,950
Live Cattle Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $120.00	216	4,320
Live Cattle Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $121.00	20	200
Live Cattle Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $122.00	10	100
Mastercard, Inc., Expires 02/03/2017, Strike Price $112.00	6	12
Mastercard, Inc., Expires 02/03/2017, Strike Price $113.00	12	18
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.25	240	219,360
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.30	100	78,679
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.35	100	62,200
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.45	120	49,440
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.50	750	250,500
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.55	240	64,800
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.60	280	61,600
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.65	250	45,000
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.70	630	94,500
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.75	1,650	212,850
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.80	135	14,985

Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.85	15	$1,440
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.90	200	16,600
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.95	15	1,080
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $4.00	1,500	94,500
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $4.20	200	8,000
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $4.25	300	10,800
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $4.50	700	16,100
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $5.00	300	3,300
Natural Gas Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $3.30	100	145,500
Natural Gas Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $3.40	300	337,200
Natural Gas Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $3.50	200	171,200
Newmont Mining Corp., Expires 02/03/2017, Strike Price $39.00	18	54
Newmont Mining Corp., Expires 02/03/2017, Strike Price $40.00	18	27
Newmont Mining Corp., Expires 02/03/2017, Strike Price $41.00	36	36
Newmont Mining Corp., Expires 02/03/2017, Strike Price $41.50	18	18
Nikkei 225 Index, Expires 12/08/2017, Strike Price JPY 16000.00	700	20,582,765
Norfolk Southern Corp., Expires 02/03/2017, Strike Price $123.00	18	180
Norfolk Southern Corp., Expires 02/03/2017, Strike Price $125.00	6	45
NVIDIA Corp., Expires 02/03/2017, Strike Price $110.00	12	1,320
NVIDIA Corp., Expires 02/03/2017, Strike Price $111.00	6	462
NVIDIA Corp., Expires 02/03/2017, Strike Price $113.00	6	189
NVIDIA Corp., Expires 02/03/2017, Strike Price $114.00	6	132
NVIDIA Corp., Expires 02/03/2017, Strike Price $115.00	6	78
NVIDIA Corp., Expires 02/03/2017, Strike Price $116.00	6	57
NVIDIA Corp., Expires 02/03/2017, Strike Price $117.00	6	33
NVIDIA Corp., Expires 02/03/2017, Strike Price $118.00	6	24
NVIDIA Corp., Expires 02/03/2017, Strike Price $119.00	6	15
Russell 2000 Index, Expires 03/17/2017, Strike Price $1370.00	1,000	2,715,000
Silver Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $17.00	113	393,805
Silver Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $17.25	204	542,640
Silver Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $17.50	360	711,000
Silver Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $17.75	295	423,325
Silver Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $18.00	220	227,700
Silver Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $18.25	96	72,000
Silver Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $18.50	56	30,800
Silver Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $17.00	100	470,000
Silver Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $17.50	110	360,250
Silver Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $17.75	160	432,800
Silver Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $18.00	140	310,100
Silver Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $18.25	100	181,000
Southwest Airlines Co., Expires 02/03/2017, Strike Price $55.50	13	33
Southwest Airlines Co., Expires 02/03/2017, Strike Price $56.00	26	65
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1020.00	350	334,688
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1030.00	100	70,625
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1040.00	350	179,375
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1050.00	276	103,500
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1060.00	325	87,344
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1070.00	320	62,000
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1080.00	310	44,563
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1090.00	265	29,813
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1100.00	300	26,250
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1120.00	180	10,125
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1130.00	100	4,375
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1140.00	50	1,875
Soybean Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $1070.00	140	82,250
Soybean Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $1080.00	140	66,500
Soybean Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $1090.00	120	45,750
Soybean Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $1100.00	140	42,875
Soybean Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $1110.00	120	30,000
Soybean Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $1120.00	140	28,875
Soybean Future, May 2017 Settlement, Expires 04/21/2017, Strike Price $1030.00	100	172,500
Soybean Future, May 2017 Settlement, Expires 04/21/2017, Strike Price $1140.00	100	33,750
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $17.00	100	386,400
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $18.00	100	275,520
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $18.50	250	551,600
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $19.00	400	667,520
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $19.50	200	235,200
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $19.75	40	38,080
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $20.00	240	182,784
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $20.50	360	165,312
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $20.75	200	69,440
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $21.00	1,200	322,560

Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $21.50	250	$39,200
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $21.75	60	7,392
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $22.00	235	21,056
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $22.25	140	10,976
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $22.50	170	9,520
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $22.75	50	2,240
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $23.00	50	2,240
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $23.25	25	840
Sugar No.11 Future, April 2017 Settlement, Expires 03/15/2017, Strike Price $20.00	200	228,480
Sugar No.11 Future, April 2017 Settlement, Expires 03/15/2017, Strike Price $21.00	760	510,720
Sugar No.11 Future, April 2017 Settlement, Expires 03/15/2017, Strike Price $22.00	200	80,640
Sugar No.11 Future, May 2017 Settlement, Expires 04/17/2017, Strike Price $20.50	100	114,240
Sugar No.11 Future, May 2017 Settlement, Expires 04/17/2017, Strike Price $24.00	600	181,440
Switzerland SMI Index, Expires 02/17/2017, Strike Price CHF 8300.00	132	115,519
Twenty-First Century Fox, Inc., Expires 02/03/2017, Strike Price $30.50	20	1,900
U.S. Treasury 10-Year Note Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $124.00	200	187,500
U.S. Treasury 10-Year Note Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $124.50	600	403,125
U.S. Treasury 10-Year Note Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $125.00	600	271,875
U.S. Treasury 10-Year Note Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $125.25	200	75,000
U.S. Treasury 10-Year Note Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $125.50	575	170,703
U.S. Treasury 10-Year Note Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $125.75	100	25,000
U.S. Treasury 10-Year Note Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $126.00	539	109,484
U.S. Treasury 10-Year Note Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $126.50	125	15,625
U.S. Treasury 10-Year Note Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $127.00	75	7,031
U.S. Treasury Long Bond Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $151.00	175	262,500
U.S. Treasury Long Bond Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $152.00	500	539,063
U.S. Treasury Long Bond Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $153.00	525	393,750
U.S. Treasury Long Bond Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $154.00	300	150,000
U.S. Treasury Long Bond Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $155.00	250	85,938
Visa, Inc., Expires 02/03/2017, Strike Price $85.50	8	208
Walt Disney Co., Expires 02/03/2017, Strike Price $112.00	12	198
Walt Disney Co., Expires 02/03/2017, Strike Price $113.00	6	30
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $400.00	350	387,188
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $410.00	369	258,300
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $415.00	300	166,875
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $420.00	900	382,500
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $425.00	195	63,375
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $430.00	275	67,031
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $435.00	260	47,125
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $440.00	375	49,219
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $445.00	75	7,500
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $450.00	250	18,750
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $455.00	75	4,219
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $460.00	300	13,125
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $550.00	19	119
Wheat Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $450.00	100	29,854
Wheat Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $455.00	120	36,750
Wheat Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $460.00	100	25,000
Wheat Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $470.00	30	5,250
Wheat Future, May 2017 Settlement, Expires 04/21/2017, Strike Price $480.00	100	30,000
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $53.50	150	145,500
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $54.00	525	404,250
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $54.50	675	405,000
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $55.00	550	253,000
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $55.50	500	175,000
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $56.00	675	175,500
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $56.50	601	120,200
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $57.00	331	46,340
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $57.50	276	30,360
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $58.00	201	16,080
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $58.50	200	12,000
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $59.00	150	7,500
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $59.50	175	7,000
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $60.00	125	3,750
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $60.50	75	1,500
WTI Crude Future, April 2017 Settlement, Expires 03/16/2017, Strike Price $56.00	125	135,000
WTI Crude Future, April 2017 Settlement, Expires 03/16/2017, Strike Price $56.50	102	93,840
WTI Crude Future, April 2017 Settlement, Expires 03/16/2017, Strike Price $57.00	75	58,500
WTI Crude Future, April 2017 Settlement, Expires 03/16/2017, Strike Price $57.50	75	49,500
WTI Crude Future, April 2017 Settlement, Expires 03/16/2017, Strike Price $58.00	215	120,400
WTI Crude Future, April 2017 Settlement, Expires 03/16/2017, Strike Price $58.50	195	91,650
WTI Crude Future, April 2017 Settlement, Expires 03/16/2017, Strike Price $59.00	207	80,730

TOTAL CALL OPTIONS		118,423,521

(Premiums Received $99,985,752)

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
PUT OPTIONS
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $69.00	100	$—
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $69.50	50	—
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $70.00	175	—
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $70.50	220	—
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $71.00	255	—
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $71.50	360	—
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $72.00	275	—
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $72.50	350	1,750
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $73.00	324	1,620
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $73.50	130	1,300
Australian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $74.00	50	750
Australian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $70.00	100	2,000
Australian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $70.50	125	3,125
Australian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $71.00	275	9,625
Australian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $71.50	325	16,250
Australian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $72.00	475	33,250
Australian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $72.50	475	47,500
Australian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $73.00	150	19,500
Australian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $73.50	175	33,250
Australian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $74.00	100	27,000
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $118.00	240	—
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $118.50	260	—
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $119.00	280	1,750
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $119.50	340	2,125
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $120.00	155	969
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $120.50	314	1,962
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $121.00	255	1,594
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $121.50	295	3,687
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $122.00	75	937
British Pound Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $122.50	75	1,406
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $118.00	80	4,000
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $118.50	150	9,375
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $119.00	170	12,750
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $119.50	210	18,375
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $120.00	240	25,500
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $120.50	245	32,156
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $121.00	240	39,000
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $121.50	295	57,156
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $122.00	235	55,812
British Pound Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $122.50	125	35,937
Canadian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $72.00	100	500
Canadian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $72.50	150	750
Canadian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $73.00	435	2,175
Canadian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $73.50	195	975
Canadian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $74.00	320	3,200
Canadian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $74.50	345	3,450
Canadian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $75.00	240	4,800
Canadian Dollar Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $75.50	140	5,600
Canadian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $73.00	246	12,300
Canadian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $73.50	391	27,370
Canadian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $74.00	425	42,500
Canadian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $74.50	445	62,300
Canadian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $75.00	450	94,500
Canadian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $75.50	390	117,000
Canadian Dollar Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $76.00	320	140,800
CBOE Nasdaq 100 Index, Expires 02/17/2017, Strike Price $4900.00	30	26,400
CBOE Nasdaq 100 Index, Expires 02/17/2017, Strike Price $4920.00	40	40,600
CBOE Nasdaq 100 Index, Expires 02/17/2017, Strike Price $4940.00	40	44,600
CBOE Nasdaq 100 Index, Expires 02/17/2017, Strike Price $4960.00	40	53,400
CBOE Nasdaq 100 Index, Expires 02/17/2017, Strike Price $4980.00	50	76,750
CBOE S&P 500 Index, Expires 02/01/2017, Strike Price $2270.00	100	15,500
CBOE S&P 500 Index, Expires 02/01/2017, Strike Price $2275.00	350	94,500
CBOE S&P 500 Index, Expires 02/01/2017, Strike Price $2280.00	475	204,250
CBOE S&P 500 Index, Expires 02/01/2017, Strike Price $2285.00	475	332,500
CBOE S&P 500 Index, Expires 02/01/2017, Strike Price $2290.00	125	137,500
CBOE S&P 500 Index, Expires 02/03/2017, Strike Price $2245.00	100	14,900
CBOE S&P 500 Index, Expires 02/03/2017, Strike Price $2250.00	100	17,500
CBOE S&P 500 Index, Expires 02/03/2017, Strike Price $2255.00	100	21,600
CBOE S&P 500 Index, Expires 02/03/2017, Strike Price $2270.00	200	89,000

CBOE S&P 500 Index, Expires 02/03/2017, Strike Price $2275.00	275	$158,125
CBOE S&P 500 Index, Expires 02/03/2017, Strike Price $2280.00	250	195,000
CBOE S&P 500 Index, Expires 02/03/2017, Strike Price $2285.00	250	256,250
CBOE S&P 500 Index, Expires 02/06/2017, Strike Price $2240.00	25	5,225
CBOE S&P 500 Index, Expires 02/06/2017, Strike Price $2245.00	75	18,750
CBOE S&P 500 Index, Expires 02/06/2017, Strike Price $2250.00	125	33,750
CBOE S&P 500 Index, Expires 02/08/2017, Strike Price $2235.00	125	38,125
CBOE S&P 500 Index, Expires 02/08/2017, Strike Price $2240.00	200	70,000
CBOE S&P 500 Index, Expires 02/08/2017, Strike Price $2245.00	175	67,375
CBOE S&P 500 Index, Expires 02/08/2017, Strike Price $2250.00	175	84,000
CBOE Volatility Index, Expires 02/15/2017, Strike Price $13.50	150	20,625
CBOE Volatility Index, Expires 02/15/2017, Strike Price $14.00	320	56,800
CBOE Volatility Index, Expires 02/15/2017, Strike Price $14.50	26	5,655
CBOE Volatility Index, Expires 02/15/2017, Strike Price $15.00	122	31,720
CBOE Volatility Index, Expires 02/15/2017, Strike Price $16.00	205	71,750
CBOE Volatility Index, Expires 03/22/2017, Strike Price $15.00	910	202,475
CBOE Volatility Index, Expires 03/22/2017, Strike Price $16.00	280	85,400
Cocoa Future, March 2017 Settlement, Expires 02/03/2017, Strike Price $2050.00	20	2,800
Cocoa Future, March 2017 Settlement, Expires 02/03/2017, Strike Price $2100.00	60	19,200
Cocoa Future, March 2017 Settlement, Expires 02/03/2017, Strike Price $2150.00	65	41,600
Cocoa Future, March 2017 Settlement, Expires 02/03/2017, Strike Price $2200.00	140	147,000
Coffee ‘C’ Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $127.50	60	225
Coffee ‘C’ Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $130.00	40	150
Coffee ‘C’ Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $132.50	40	450
Coffee ‘C’ Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $135.00	375	8,437
Coffee ‘C’ Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $140.00	20	1,950
Coffee ‘C’ Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $142.50	80	16,800
Coffee ‘C’ Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $145.00	168	69,930
Coffee ‘C’ Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $150.00	475	562,875
Coffee ‘C’ Future, May 2017 Settlement, Expires 04/12/2017, Strike Price $125.00	100	12,750
Coffee ‘C’ Future, May 2017 Settlement, Expires 04/12/2017, Strike Price $140.00	150	155,250
Copper Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $250.00	250	53,125
Copper Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $252.00	250	59,375
Copper Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $259.00	250	106,250
Corn Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $325.00	50	312
Corn Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $330.00	500	6,250
Corn Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $335.00	300	5,625
Corn Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $340.00	950	29,687
Corn Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $345.00	140	7,000
Corn Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $350.00	900	84,375
Corn Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $355.00	750	121,875
Corn Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $360.00	300	80,625
Corn Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $350.00	221	23,481
Corn Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $355.00	812	131,950
Corn Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $360.00	1,040	253,500
Corn Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $365.00	895	307,656
Corn Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $370.00	300	144,375
Cotton No.2 Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $64.00	60	300
Cotton No.2 Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $65.00	260	1,300
Cotton No.2 Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $66.00	225	1,125
Cotton No.2 Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $67.00	412	2,060
Cotton No.2 Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $68.00	300	3,000
Cotton No.2 Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $69.00	337	5,055
Cotton No.2 Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $70.00	266	6,650
Cotton No.2 Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $71.00	100	5,000
Cotton No.2 Future, March 2017 Settlement, Expires 02/10/2017, Strike Price $73.00	346	69,200
Cotton No.2 Future, May 2017 Settlement, Expires 04/13/2017, Strike Price $67.00	20	3,100
Cotton No.2 Future, May 2017 Settlement, Expires 04/13/2017, Strike Price $68.00	10	2,150
Cotton No.2 Future, May 2017 Settlement, Expires 04/13/2017, Strike Price $69.00	40	11,800
DAX Index, Expires 02/03/2017, Strike Price EUR 11250.00	20	745
DAX Index, Expires 02/03/2017, Strike Price EUR 11300.00	40	2,159
DAX Index, Expires 02/03/2017, Strike Price EUR 11350.00	220	17,337
DAX Index, Expires 02/03/2017, Strike Price EUR 11400.00	240	27,333
DAX Index, Expires 02/03/2017, Strike Price EUR 11500.00	80	18,827
DAX Index, Expires 02/03/2017, Strike Price EUR 11550.00	80	26,642
DAX Index, Expires 02/03/2017, Strike Price EUR 11600.00	280	129,670
DAX Index, Expires 02/03/2017, Strike Price EUR 11650.00	300	188,482
DAX Index, Expires 02/03/2017, Strike Price EUR 11700.00	220	181,325
DAX Index, Expires 02/03/2017, Strike Price EUR 11750.00	60	62,762
DAX Index, Expires 02/10/2017, Strike Price EUR 11400.00	60	18,783
DAX Index, Expires 02/10/2017, Strike Price EUR 11450.00	180	35,611
DAX Index, Expires 02/10/2017, Strike Price EUR 11550.00	120	68,268

Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.005	75	$—
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.010	100	—
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.015	75	—
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.020	100	—
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.025	175	—
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.030	170	—
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.035	210	—
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.040	325	—
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.045	395	2,469
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.050	300	1,875
Euro Fx Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $1.055	8	100
Euro Fx Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $1.020	102	3,825
Euro Fx Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $1.025	100	5,000
Euro Fx Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $1.030	125	7,812
Euro Fx Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $1.035	225	19,687
Euro Fx Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $1.040	275	34,375
Euro Fx Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $1.045	325	56,875
Euro Fx Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $1.050	61	14,487
Euro Stoxx 50 Index, Expires 02/03/2017, Strike Price EUR 3200.00	900	76,753
Euro Stoxx 50 Index, Expires 02/03/2017, Strike Price EUR 3225.00	1,620	257,073
Euro Stoxx 50 Index, Expires 02/03/2017, Strike Price EUR 3250.00	1,400	395,963
Euro Stoxx 50 Index, Expires 02/03/2017, Strike Price EUR 3275.00	1,280	601,070
Euro Stoxx 50 Index, Expires 02/10/2017, Strike Price EUR 3175.00	250	35,894
Euro Stoxx 50 Index, Expires 02/10/2017, Strike Price EUR 3200.00	450	92,298
Euro Stoxx 50 Index, Expires 02/10/2017, Strike Price EUR 3225.00	400	117,450
Euro Stoxx 50 Index, Expires 02/10/2017, Strike Price EUR 3250.00	500	208,345
Euro-Bund Future, March 2017 Settlement, Expires 02/24/2017, Strike Price EUR 159.00	250	43,180
Euro-Bund Future, March 2017 Settlement, Expires 02/24/2017, Strike Price EUR 159.50	300	71,247
Euro-Bund Future, March 2017 Settlement, Expires 02/24/2017, Strike Price EUR 160.00	250	80,963
Euro-Bund Future, March 2017 Settlement, Expires 02/24/2017, Strike Price EUR 160.50	300	129,541
Euro-Bund Future, March 2017 Settlement, Expires 02/24/2017, Strike Price EUR 161.00	300	171,641
FTSE 100 Index, Expires 02/17/2017, Strike Price GBP 6900.00	140	35,224
FTSE 100 Index, Expires 02/17/2017, Strike Price GBP 6925.00	240	70,951
FTSE 100 Index, Expires 02/17/2017, Strike Price GBP 6950.00	200	69,190
FTSE 100 Index, Expires 02/17/2017, Strike Price GBP 7000.00	280	133,852
FTSE 100 Index, Expires 02/17/2017, Strike Price GBP 7025.00	280	156,747
FTSE 100 Index, Expires 02/17/2017, Strike Price GBP 7050.00	260	173,353
FTSE 100 Index, Expires 02/17/2017, Strike Price GBP 7075.00	280	220,151
FTSE 100 Index, Expires 02/17/2017, Strike Price GBP 7100.00	120	110,956
FTSE 100 Index, Expires 02/17/2017, Strike Price GBP 7125.00	120	130,581
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1100.00	10	300
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1120.00	25	1,250
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1125.00	50	3,000
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1130.00	75	5,250
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1135.00	125	10,000
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1140.00	152	13,680
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1145.00	250	27,500
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1150.00	575	74,750
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1155.00	375	60,000
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1160.00	405	81,000
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1165.00	250	62,500
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1170.00	175	54,250
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1175.00	150	57,000
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1180.00	75	36,000
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1185.00	275	162,250
Gold 100 Oz. Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $1190.00	200	144,000
Gold 100 Oz. Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $1140.00	25	11,500
Gold 100 Oz. Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $1145.00	25	13,000
Gold 100 Oz. Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $1150.00	50	29,500
Gold 100 Oz. Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $1155.00	75	50,250
Gold 100 Oz. Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $1160.00	50	38,500
Gold 100 Oz. Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $1165.00	50	43,500
Gold 100 Oz. Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $1170.00	50	49,000
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $81.00	100	—
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $81.50	125	—
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $82.00	150	—
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $82.50	175	—
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $83.00	200	—
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $83.50	300	1,875
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $84.00	510	3,187
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $84.50	405	5,062
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $85.00	425	7,969

Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $85.50	435	$10,875
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $86.00	210	7,875
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $87.00	18	2,025
Japanese Yen Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $87.50	18	3,375
Japanese Yen Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $82.00	50	1,875
Japanese Yen Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $82.50	75	3,750
Japanese Yen Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $83.00	120	9,000
Japanese Yen Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $83.50	205	17,938
Japanese Yen Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $84.00	215	26,875
Japanese Yen Future, March 2017 Settlement, Expires 03/03/2017, Strike Price $84.50	200	32,500
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $42.00	20	200
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $43.00	60	600
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $44.00	60	600
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $45.00	59	590
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $46.00	45	450
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $56.00	26	260
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $57.00	15	150
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $58.00	275	2,750
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $59.00	410	4,100
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $60.00	370	3,700
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $61.00	325	3,250
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $62.00	430	4,300
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $63.00	260	2,600
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $64.00	240	4,800
Lean Hogs Future, April 2017 Settlement, Expires 04/17/2017, Strike Price $61.00	80	26,400
Lean Hogs Future, April 2017 Settlement, Expires 04/17/2017, Strike Price $62.00	100	40,000
Lean Hogs Future, April 2017 Settlement, Expires 04/17/2017, Strike Price $63.00	44	21,120
Lean Hogs Future, April 2017 Settlement, Expires 04/17/2017, Strike Price $64.00	35	19,950
Lean Hogs Future, April 2017 Settlement, Expires 04/17/2017, Strike Price $65.00	80	54,400
Lean Hogs Future, April 2017 Settlement, Expires 04/17/2017, Strike Price $66.00	20	16,000
Live Cattle Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $108.00	20	200
Live Cattle Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $109.00	200	4,000
Live Cattle Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $110.00	140	4,200
Live Cattle Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $111.00	280	11,200
Live Cattle Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $112.00	280	16,800
Live Cattle Future, February 2017 Settlement, Expires 02/03/2017, Strike Price $113.00	140	12,600
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $2.75	300	81,900
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $2.80	400	143,600
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $2.95	150	111,900
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.00	400	370,400
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.05	445	503,740
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.10	455	621,985
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.15	946	1,544,818
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.20	285	548,910
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.25	100	224,400
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.30	75	193,950
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.35	190	560,690
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.60	100	504,800
Natural Gas Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $3.65	100	550,800
Natural Gas Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $2.75	400	203,200
Natural Gas Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $2.90	250	225,000
Natural Gas Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $3.00	300	376,500
Natural Gas Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $3.25	850	2,121,600
Natural Gas Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $3.30	100	280,400
Natural Gas Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $3.35	150	469,350
Natural Gas Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $3.40	300	1,041,300
Nikkei 225 Index, Expires 02/10/2017, Strike Price JPY 18250.00	175	92,994
Nikkei 225 Index, Expires 02/10/2017, Strike Price JPY 18375.00	155	102,958
Nikkei 225 Index, Expires 02/10/2017, Strike Price JPY 18500.00	161	142,591
Nikkei 225 Index, Expires 02/10/2017, Strike Price JPY 18625.00	196	208,308
Nikkei 225 Index, Expires 02/10/2017, Strike Price JPY 18750.00	313	429,679
Nikkei 225 Index, Expires 02/10/2017, Strike Price JPY 18875.00	250	431,760
Nikkei 225 Index, Expires 02/10/2017, Strike Price JPY 19000.00	350	805,952
Russell 2000 Index, Expires 02/03/2017, Strike Price $1345.00	150	51,750
Russell 2000 Index, Expires 02/03/2017, Strike Price $1350.00	178	82,770
Russell 2000 Index, Expires 02/03/2017, Strike Price $1355.00	325	199,875
Russell 2000 Index, Expires 02/03/2017, Strike Price $1360.00	350	281,750
Silver Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $14.50	10	400
Silver Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $15.00	10	500
Silver Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $15.25	63	3,780
Silver Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $15.50	120	9,000
Silver Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $15.75	173	16,435

Silver Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $16.00	213	$27,690
Silver Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $16.25	330	62,700
Silver Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $16.50	280	82,600
Silver Future, March 2017 Settlement, Expires 02/23/2017, Strike Price $16.75	40	19,200
Silver Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $15.75	62	22,010
Silver Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $16.00	140	69,300
Silver Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $16.25	120	81,600
Silver Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $16.50	60	55,800
Silver Future, April 2017 Settlement, Expires 03/28/2017, Strike Price $17.00	100	165,500
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $920.00	150	5,625
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $950.00	200	15,000
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $970.00	27	3,544
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $980.00	140	25,375
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $990.00	90	23,063
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1000.00	473	171,462
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1010.00	260	134,875
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1020.00	1,050	767,813
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1030.00	200	196,250
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1040.00	150	193,125
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1050.00	375	618,750
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1060.00	200	408,750
Soybean Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $1070.00	274	676,438
Soybean Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $990.00	60	27,000
Soybean Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $1000.00	88	50,050
Soybean Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $1010.00	60	43,500
Soybean Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $1020.00	80	72,500
Soybean Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $1030.00	80	90,500
Soybean Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $1040.00	100	139,375
Soybean Future, May 2017 Settlement, Expires 04/21/2017, Strike Price $980.00	100	59,375
Soybean Future, May 2017 Settlement, Expires 04/21/2017, Strike Price $1030.00	100	151,250
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $16.75	20	224
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $17.00	20	224
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $18.00	100	1,120
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $19.00	175	7,840
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $19.25	100	6,720
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $19.50	450	50,400
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $19.75	200	33,600
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $20.00	500	128,800
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $20.25	180	66,528
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $20.50	225	115,920
Sugar No.11 Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $20.75	325	222,040
Sugar No.11 Future, May 2017 Settlement, Expires 04/17/2017, Strike Price $20.50	100	118,720
Switzerland SMI Index, Expires 02/17/2017, Strike Price CHF 8350.00	286	332,374
U.S. Treasury 10-Year Note Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $121.50	25	1,172
U.S. Treasury 10-Year Note Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $122.00	75	4,688
U.S. Treasury 10-Year Note Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $122.50	135	14,766
U.S. Treasury 10-Year Note Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $122.75	50	6,953
U.S. Treasury 10-Year Note Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $123.00	412	77,250
U.S. Treasury 10-Year Note Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $123.25	100	23,281
U.S. Treasury 10-Year Note Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $123.50	489	145,172
U.S. Treasury 10-Year Note Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $123.75	300	112,500
U.S. Treasury Long Bond Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $145.00	75	10,547
U.S. Treasury Long Bond Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $146.00	204	44,625
U.S. Treasury Long Bond Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $147.00	275	94,531
U.S. Treasury Long Bond Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $148.00	400	212,500
U.S. Treasury Long Bond Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $149.00	150	121,875
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $375.00	25	156
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $380.00	225	2,813
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $385.00	100	1,875
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $390.00	50	1,250
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $395.00	50	2,188
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $400.00	1,200	82,500
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $405.00	280	31,500
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $410.00	688	111,800
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $415.00	350	94,063
Wheat Future, March 2017 Settlement, Expires 02/24/2017, Strike Price $420.00	500	193,750
Wheat Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $405.00	60	8,587
Wheat Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $410.00	100	15,625
Wheat Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $415.00	100	21,875
Wheat Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $420.00	80	24,500
Wheat Future, April 2017 Settlement, Expires 03/24/2017, Strike Price $425.00	80	32,500
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $47.50	50	6,000

WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $48.00	100	$15,000
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $48.50	225	42,750
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $49.00	400	100,000
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $49.50	401	124,310
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $50.00	450	180,000
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $50.50	551	275,500
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $51.00	575	356,500
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $51.50	426	328,020
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $52.00	419	398,050
WTI Crude Future, March 2017 Settlement, Expires 02/15/2017, Strike Price $52.50	400	464,000
WTI Crude Future, April 2017 Settlement, Expires 03/16/2017, Strike Price $48.00	50	28,500
WTI Crude Future, April 2017 Settlement, Expires 03/16/2017, Strike Price $48.50	50	33,000
WTI Crude Future, April 2017 Settlement, Expires 03/16/2017, Strike Price $49.00	190	142,500
WTI Crude Future, April 2017 Settlement, Expires 03/16/2017, Strike Price $49.50	235	202,100
WTI Crude Future, April 2017 Settlement, Expires 03/16/2017, Strike Price $50.00	75	72,750
WTI Crude Future, April 2017 Settlement, Expires 03/16/2017, Strike Price $50.50	100	110,000
WTI Crude Future, April 2017 Settlement, Expires 03/16/2017, Strike Price $51.00	100	125,000

TOTAL PUT OPTIONS		35,462,624

(Premiums Received $56,716,326)

	NOTIONAL VALUE	FAIR VALUE
OTC CALL OPTIONS
Brazilian Real, Expires 02/02/2017, Strike Price $3.30	100,000,000	2,200
Brazilian Real, Expires 02/07/2017, Strike Price $3.25	50,000,000	67,250
Brazilian Real, Expires 02/15/2017, Strike Price $3.20	50,000,000	392,550
Brazilian Real, Expires 02/15/2017, Strike Price $3.20	50,000,000	379,750
Brazilian Real, Expires 02/22/2017, Strike Price $3.19	100,000,000	1,164,000
Brazilian Real, Expires 02/22/2017, Strike Price $3.20	100,000,000	1,048,200
Brazilian Real, Expires 02/22/2017, Strike Price $3.27	100,000,000	504,300
Brazilian Real, Expires 02/24/2017, Strike Price $3.30	50,000,000	205,400
Colombian Peso, Expires 02/15/2017, Strike Price $3070.00	30,000,000	32,310
Colombian Peso, Expires 02/28/2017, Strike Price $2947.00	5,000,000	80,300
Korean Won, Expires 02/15/2017, Strike Price $1172.00	75,000,000	249,225
Korean Won, Expires 02/15/2017, Strike Price $1200.00	50,000,000	31,850
Mexican Peso, Expires 02/02/2017, Strike Price $21.48	50,000,000	14,200
Mexican Peso, Expires 02/02/2017, Strike Price $21.50	100,000,000	25,100
Mexican Peso, Expires 02/02/2017, Strike Price $21.70	25,000,000	1,500
Mexican Peso, Expires 02/03/2017, Strike Price $21.90	100,000,000	7,900
Mexican Peso, Expires 02/15/2017, Strike Price $21.85	100,000,000	258,500
Mexican Peso, Expires 02/16/2017, Strike Price $20.53	50,000,000	1,293,250
Polish Zloty, Expires 02/09/2017, Strike Price EUR 4.36	100,000,000	113,240
Russian Ruble, Expires 02/07/2017, Strike Price $60.50	75,000,000	441,825
Russian Ruble, Expires 02/24/2017, Strike Price $60.93	50,000,000	537,750
South African Rand, Expires 02/15/2017, Strike Price $15.64	50,000,000	4,850
Swedish Krona, Expires 02/02/2017, Strike Price EUR 9.53	15,000,000	729
Swedish Krona, Expires 02/15/2017, Strike Price EUR 9.50	50,000,000	109,300
Swedish Krona, Expires 02/15/2017, Strike Price EUR 9.51	30,000,000	50,229
Swedish Krona, Expires 02/17/2017, Strike Price EUR 9.45	50,000,000	256,383
Swedish Krona, Expires 02/23/2017, Strike Price NOK 1.08	167,000,000	21,746
Taiwan Dollar, Expires 02/15/2017, Strike Price $31.95	100,000,000	59,300
Turkish Lira, Expires 02/03/2017, Strike Price $3.61	15,000,000	677,265
Turkish Lira, Expires 02/03/2017, Strike Price $3.62	10,000,000	418,760
Turkish Lira, Expires 02/09/2017, Strike Price $3.75	75,000,000	1,182,450
Turkish Lira, Expires 02/10/2017, Strike Price $3.90	30,000,000	100,380
Turkish Lira, Expires 02/10/2017, Strike Price $3.95	50,000,000	100,700
Turkish Lira, Expires 02/10/2017, Strike Price $4.00	30,000,000	36,180
Turkish Lira, Expires 02/24/2017, Strike Price $3.85	10,000,000	118,530
Turkish Lira, Expires 02/24/2017, Strike Price $3.86	15,000,000	171,525
Turkish Lira, Expires 02/24/2017, Strike Price $3.90	95,000,000	796,575
Turkish Lira, Expires 03/03/2017, Strike Price $3.66	50,000,000	2,230,850

TOTAL OTC CALL OPTIONS		13,186,352

(Premiums Received $28,641,836)

OTC PUT OPTIONS
Brazilian Real, Expires 02/15/2017, Strike Price $3.20	50,000,000	897,950
Brazilian Real, Expires 02/15/2017, Strike Price $3.20	50,000,000	924,650
Colombian Peso, Expires 02/28/2017, Strike Price $2947.00	5,000,000	80,300
Korean Won, Expires 02/09/2017, Strike Price $1187.00	50,000,000	1,573,000
Korean Won, Expires 02/15/2017, Strike Price $1172.00	75,000,000	1,580,100
Mexican Peso, Expires 02/02/2017, Strike Price $21.70	25,000,000	1,000,000
Mexican Peso, Expires 02/03/2017, Strike Price $21.40	50,000,000	1,325,450
Mexican Peso, Expires 02/06/2017, Strike Price $20.60	100,000,000	437,500

Mexican Peso, Expires 02/16/2017, Strike Price $20.53	50,000,000	$381,850
Mexican Peso, Expires 02/24/2017, Strike Price $20.88	125,000,000	2,083,750
Norwegian Krone, Expires 02/10/2017, Strike Price EUR 8.90	30,000,000	102,596
Polish Zloty, Expires 02/07/2017, Strike Price EUR 4.33	10,000,000	31,608
Polish Zloty, Expires 03/23/2017, Strike Price EUR 4.32	100,000,000	653,425
Russian Ruble, Expires 02/24/2017, Strike Price $60.93	50,000,000	859,300
Swedish Krona, Expires 02/02/2017, Strike Price EUR 9.53	15,000,000	143,936
Turkish Lira, Expires 02/03/2017, Strike Price $3.61	15,000,000	960
Turkish Lira, Expires 02/03/2017, Strike Price $3.62	10,000,000	970
Turkish Lira, Expires 02/09/2017, Strike Price $3.75	75,000,000	555,750
Turkish Lira, Expires 02/10/2017, Strike Price $3.90	30,000,000	1,021,230
Turkish Lira, Expires 02/24/2017, Strike Price $3.85	10,000,000	253,220
Turkish Lira, Expires 02/24/2017, Strike Price $3.86	15,000,000	393,285
Turkish Lira, Expires 02/24/2017, Strike Price $3.90	95,000,000	3,275,315
Turkish Lira, Expires 03/03/2017, Strike Price $3.66	50,000,000	222,800

TOTAL OTC PUT OPTIONS		17,798,945

(Premiums Received $15,342,098)

PAYER SWAPTIONS
CDX.HY, Expires 02/15/2017, Strike Price $104.00	150,000,000	87,000
CDX.HY, Expires 02/15/2017, Strike Price $105.00	50,000,000	58,650
CDX.HY, Expires 03/15/2017, Strike Price $103.00	200,000,000	313,000
CDX.HY, Expires 03/15/2017, Strike Price $104.00	75,000,000	201,375
CDX.HY, Expires 03/15/2017, Strike Price $105.00	150,000,000	691,650
CDX.HY, Expires 03/15/2017, Strike Price $105.00	100,000,000	461,100
CDX.HY, Expires 03/15/2017, Strike Price $105.00	100,000,000	461,100
CDX.HY, Expires 03/15/2017, Strike Price $106.00	50,000,000	417,150
CDX.HY, Expires 04/19/2017, Strike Price $104.00	50,000,000	318,850
CDX.IG, Expires 02/15/2017, Strike Price 80.00 bps	250,000,000	29,750
CDX.IG, Expires 03/15/2017, Strike Price 75.00 bps	250,000,000	200,250
CDX.IG, Expires 03/15/2017, Strike Price 75.00 bps	500,000,000	400,500
CDX.IG, Expires 03/15/2017, Strike Price 75.00 bps	300,000,000	240,300
CDX.IG, Expires 03/15/2017, Strike Price 80.00 bps	500,000,000	245,500
CDX.IG, Expires 03/15/2017, Strike Price 85.00 bps	500,000,000	162,000
CDX.IG, Expires 03/15/2017, Strike Price 85.00 bps	500,000,000	162,000
CDX.IG, Expires 04/19/2017, Strike Price 90.00 bps	500,000,000	323,000

TOTAL PAYER SWAPTIONS		4,773,175

(Premiums Received $8,261,500)

TOTAL WRITTEN OPTIONS		$189,644,617

(Premiums Received $208,947,512)

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Amsterdam Index, February 2017 Settlement	223	$22,864,511	$361,172
Brent Crude, July 2017 Settlement	77	4,344,340	(56,891)
CAC40 Index, February 2017 Settlement	1,125	57,655,719	1,173,690
Coffee ‘C’, May 2017 Settlement	24	1,368,000	(16,771)
Coffee ‘C’, July 2017 Settlement	144	8,334,900	(5,812)
Corn, July 2017 Settlement	231	4,316,813	(24,114)
DAX Index, March 2017 Settlement	79	24,656,852	50,884
Euro Stoxx 50 Index, March 2017 Settlement	50	1,745,561	15,055
FTSE JSE Index, March 2017 Settlement	202	6,929,762	(171,223)
FTSE MIB Index, March 2017 Settlement	243	24,360,334	1,426,170
Globex Natural Gas, April 2017 Settlement	307	9,716,550	546,733
Henry Hub Natural Gas, April 2017 Settlement	786	6,219,225	290,668
Low Sulphur Gas Oil, July 2017 Settlement	87	4,402,200	(31,362)
MSCI Taiwan Index, February 2017 Settlement	189	6,709,500	(164,780)
Natural Gas, March 2017 Settlement	1,320	41,144,400	471,825
Natural Gas, July 2017 Settlement	429	14,157,000	90,181
Nikkei 225 Index, March 2017 Settlement	279	46,899,477	(262,755)
NY Harbor ULSD, July 2017 Settlement	62	4,337,483	107,006
OMXS30 Index, February 2017 Settlement	115	2,021,712	(43,336)
S&P500 E-mini Index, March 2017 Settlement	112	12,737,200	(50,477)
SGX Nifty 50 Index, February 2017 Settlement	398	6,826,496	(123,832)
Silver, May 2017 Settlement	12	1,056,600	(45,026)
Silver, July 2017 Settlement	51	4,506,360	(203,810)
Soybean, March 2017 Settlement	423	21,668,175	(45,122)
WTI Crude, July 2017 Settlement	79	4,321,300	(18,399)

TOTAL FUTURES CONTRACTS SOLD		$343,300,470	$3,269,674

FUTURES CONTRACTS PURCHASED
Australian Dollar, March 2017 Settlement	2,429	$184,069,620	$1,745,165
Bosnian-Herzegovina Marka, March 2017 Settlement	11	1,274,072	30,821
British Pound, March 2017 Settlement	2,890	227,424,938	1,235,741
Canadian Dollar, March 2017 Settlement	2,196	168,707,700	639,617
CBOE Volatility Index, February Settlement	173	2,236,025	(241,029)
Cocoa, March 2017 Settlement	284	5,972,520	(494,351)
Cocoa, May 2017 Settlement	50	1,051,000	(66,753)
Coffee ‘C’, March 2017 Settlement	44	2,467,575	(111,817)
Copper, March 2017 Settlement	25	1,704,688	369
Copper, July 2017 Settlement	66	4,532,550	208,576
Corn, March 2017 Settlement	2,112	37,989,600	(923,026)
Cotton No.2, March 2017 Settlement	906	33,947,820	623,394
Cotton No.2, May 2017 Settlement	70	2,646,000	41,681
Cotton No.2, July 2017 Settlement	428	16,298,240	416,111
Euro Fx, March 2017 Settlement	1,291	174,623,888	1,200,760
Euro-Bund, March 2017 Settlement	40	7,000,809	(59,187)
FTSE 100 Index, March 2017 Settlement	326	28,894,252	(412,915)
FTSE China Index, February 2017 Settlement	2,356	24,631,980	307,992
Gasoline, July 2017 Settlement	194	14,448,848	(280,246)
Globex Natural Gas, March 2017 Settlement	839	26,151,630	(2,137,356)
Gold 100 Oz., April 2017 Settlement	768	93,035,520	(70,446)
Gold 100 Oz., June 2017 Settlement	36	4,372,200	149,200
Hang Seng Index, February 2017 Settlement	404	60,743,971	861,213
Henry Hub Natural Gas, March 2017 Settlement	1,010	7,870,425	(415,134)
IBEX 35 Index, February 2017 Settlement	107	10,790,096	(32,545)
Japanese Yen, March 2017 Settlement	2,146	238,286,475	417,165
KC HRW Wheat, July 2017 Settlement	158	3,588,575	42,897
Lean Hogs, February 2017 Settlement	519	14,339,970	1,419,795
Lean Hogs, July 2017 Settlement	461	14,291,000	4,824

Live Cattle, February 2017 Settlement	337	$15,582,880	$(569,764)
Live Cattle, June 2017 Settlement	352	14,671,360	(224,799)
NASDAQ 100 E-mini Index, March 2017 Settlement	2,101	214,837,755	9,059,833
Nikkei 225 Index, December 2017 Settlement	700	115,933,044	16,731,791
Russell 2000 Mini Index, March 2017 Settlement	871	59,206,225	(63,709)
S&P/TSX 60 Index, March 2017 Settlement	209	29,148,373	123,066
Silver, March 2017 Settlement	331	29,033,665	(54,843)
Soybean Meal, July 2017 Settlement	134	4,557,340	257,527
Soybean Oil, July 2017 Settlement	199	4,107,360	(205,907)
Soybean, July 2017 Settlement	84	4,376,400	62,760
SPI 200 Index, March 2017 Settlement	129	13,586,594	(350,045)
Sugar No.11, March 2017 Settlement	1,908	43,700,832	(612,322)
Sugar No.11, May 2017 Settlement	146	3,345,619	201,266
Sugar No.11, July 2017 Settlement	450	10,180,800	51,227
U.S. Treasury 10-Year Note, March 2017 Settlement	501	62,358,844	132,363
U.S. Treasury Long Bond, March 2017 Settlement	223	33,638,156	(511,754)
Wheat, March 2017 Settlement	974	20,490,525	(496,930)
Wheat, July 2017 Settlement	140	3,130,750	36,071
WTI Crude, March 2017 Settlement	175	9,241,750	(170,046)

TOTAL FUTURES CONTRACTS PURCHASED		$2,104,520,259	$27,496,301

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

Credit Default Swaps

COUNTERPARTY	REFERENCE ENTITY	BUY/SELL PROTECTION	(PAY)/RECEIVE FIXED RATES	TEERMINATION DATE	NOTIONAL VALUE	MAXIMUM POTENTIAL FUTURE RECEIPT	UPFRONT PREMIUM RECEIVED	UNREALIZED DEPRECIATION

CREDIT DEFAULT SWAP BUY CONTRACTS
Morgan Stanley	CDX.NA.HY.27	Buy	(5.00%)	December 20, 2021	$214,575,000	$(214,575,000)	$(13,877,565)	$(679,991)
Morgan Stanley	CDX.NA.IG.27	Buy	(1.00%)	December 20, 2021	617,725,000	(617,725,000)	(9,602,773)	(729,273)

TOTAL CREDIT DEFAULT SWAP BUY CONTRACTS								$(1,409,264)

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley	02/06/2017	Brazilian Real	120,594,500	U.S. Dollars	38,000,000	$233,427
Morgan Stanley	02/09/2017	Brazilian Real	31,833,000	U.S. Dollars	10,000,000	84,661
Morgan Stanley	02/17/2017	Brazilian Real	221,986,000	U.S. Dollars	70,000,000	181,706
Citi Global Markets	02/17/2017	Brazilian Real	15,987,500	U.S. Dollars	5,000,000	54,508
Morgan Stanley	02/24/2017	Brazilian Real	125,868,000	U.S. Dollars	40,000,000	(277,303)
Morgan Stanley	04/05/2017	British Pound	10,907,108	U.S. Dollars	13,393,056	349,931
Morgan Stanley	04/05/2017	Colombian Peso	11,498,032,557	U.S. Dollars	3,807,926	105,808
Morgan Stanley	04/05/2017	Czech Republic Koruna	3,424,232	U.S. Dollars	132,123	5,265
Morgan Stanley	04/05/2017	Hungarian Forint	39,200,233	U.S. Dollars	132,123	4,644
Morgan Stanley	04/06/2017	Indian Rupee	360,327,203	U.S. Dollars	5,216,992	79,716
Morgan Stanley	04/05/2017	Indonesian Rupiah	71,238,025,760	U.S. Dollars	5,216,992	85,149
Morgan Stanley	04/05/2017	Japanese Yen	1,539,935,144	U.S. Dollars	13,100,145	572,489
Morgan Stanley	02/02/2017	Mexican Peso	2,365,090,250	U.S. Dollars	112,693,316	1,227,918
Morgan Stanley	02/06/2017	Mexican Peso	1,045,925,000	U.S. Dollars	50,000,000	124,530
Goldman Sachs	02/07/2017	Mexican Peso	425,972,000	U.S. Dollars	20,000,000	414,127
Morgan Stanley	02/07/2017	Mexican Peso	3,375,128,500	U.S. Dollars	158,000,000	3,748,432
Goldman Sachs	02/08/2017	Mexican Peso	315,450,000	U.S. Dollars	15,000,000	115,389
Morgan Stanley	02/08/2017	Mexican Peso	3,248,691,000	U.S. Dollars	153,500,000	2,167,236
Morgan Stanley	02/17/2017	Mexican Peso	523,512,500	U.S. Dollars	25,000,000	53,327
Goldman Sachs	02/21/2017	Mexican Peso	213,429,000	U.S. Dollars	10,000,000	208,130
Morgan Stanley	02/21/2017	Mexican Peso	532,412,500	U.S. Dollars	25,000,000	464,842
Credit Suisse	02/21/2017	Mexican Peso	102,632,500	U.S. Dollars	5,000,000	(91,174)
Morgan Stanley	02/28/2017	Mexican Peso	1,090,622,500	U.S. Dollars	51,250,000	861,514
Morgan Stanley	04/05/2017	Mexican Peso	41,308,054	U.S. Dollars	1,970,024	(6,573)
Morgan Stanley	04/05/2017	New Zealand Dollar	4,266,877	U.S. Dollars	2,943,292	180,856
Morgan Stanley	02/14/2017	Norwegian Krone	131,838,400	Euro	14,800,000	1,668
Morgan Stanley	04/05/2017	Norwegian Krone	3,123,760	U.S. Dollars	361,435	17,550
Morgan Stanley	02/09/2017	Polish Zloty	14,000,640	Euro	3,200,000	40,019
Goldman Sachs	02/13/2017	Polish Zloty	34,000,000	Euro	147,798,000	(178,544)
Goldman Sachs	03/27/2017	Polish Zloty	65,170,500	Euro	15,000,000	26,742
Morgan Stanley	03/27/2017	Polish Zloty	116,913,960	Euro	26,700,000	274,765
Morgan Stanley	04/05/2017	Polish Zloty	8,335,369	U.S. Dollars	1,970,024	108,833
Morgan Stanley	02/01/2017	Russian Ruble	2,763,464,500	U.S. Dollars	46,100,000	(121,303)
Morgan Stanley	02/27/2017	Russian Ruble	274,387,500	U.S. Dollars	4,500,000	32,305
Morgan Stanley	04/04/2017	Russian Ruble	433,523,175	U.S. Dollars	7,054,893	44,569
Morgan Stanley	04/05/2017	Singapore Dollar	2,860,829	U.S. Dollars	1,970,024	61,157
Morgan Stanley	02/17/2017	South African Rand	2,000,000	U.S. Dollars	27,478,400	(34,661)
Morgan Stanley	04/05/2017	South African Rand	132,123	U.S. Dollars	1,855,522	(4,088)
Morgan Stanley	02/01/2017	South Korean Won	147,253,580,000	U.S. Dollars	126,486,405	228,966
Morgan Stanley	02/13/2017	South Korean Won	40,796,700,000	U.S. Dollars	35,000,000	426,678
BNP	02/13/2017	South Korean Won	21,609,000,000	U.S. Dollars	18,000,000	764,632
Morgan Stanley	02/17/2017	South Korean Won	133,429,360,000	U.S. Dollars	115,000,000	868,325
Morgan Stanley	02/06/2017	Swedish Krona	66,095,750	Euro	7,000,000	155
Morgan Stanley	02/17/2017	Swedish Krona	24,600,000	Euro	232,838,030	(66,012)
Morgan Stanley	02/21/2017	Swedish Krona	22,900,000	Euro	216,366,070	(18,298)
Morgan Stanley	02/27/2017	Swedish Krona	19,000,000	Norwegian Krone	20,114,540	1,969
Morgan Stanley	02/17/2017	Taiwan Dollar	311,150,000	U.S. Dollars	10,000,000	(12,720)
Morgan Stanley	02/06/2017	Turkish Lira	8,140,500	U.S. Dollars	2,250,000	(95,798)
Credit Suisse	02/10/2017	Turkish Lira	147,251,000	U.S. Dollars	38,000,000	923,195
Morgan Stanley	02/13/2017	Turkish Lira	351,984,400	U.S. Dollars	93,000,000	(36,242)
Morgan Stanley	02/27/2017	Turkish Lira	236,660,650	U.S. Dollars	62,200,000	66,256
Credit Suisse	02/27/2017	Turkish Lira	27,464,500	U.S. Dollars	7,000,000	226,007
Morgan Stanley	03/06/2017	Turkish Lira	119,726,500	U.S. Dollars	32,000,000	(559,424)
Morgan Stanley	04/04/2017	Turkish Lira	25,800,449	U.S. Dollars	7,054,893	(331,905)
Morgan Stanley	04/05/2017	U.S. Dollars	6,360,699	Australian Dollar	8,835,409	(326,778)
Morgan Stanley	02/06/2017	U.S. Dollars	46,000,000	Brazilian Real	148,828,000	(1,184,610)
Goldman Sachs	02/09/2017	U.S. Dollars	24,000,000	Brazilian Real	78,096,000	(740,732)
Morgan Stanley	02/17/2017	U.S. Dollars	40,000,000	Brazilian Real	129,870,000	(1,058,887)
Goldman Sachs	02/24/2017	U.S. Dollars	45,000,000	Brazilian Real	144,000,000	(444,977)
Morgan Stanley	02/24/2017	U.S. Dollars	77,000,000	Brazilian Real	245,690,500	(537,494)
Morgan Stanley	03/02/2017	U.S. Dollars	12,500,000	Brazilian Real	40,081,250	(129,883)
Morgan Stanley	04/05/2017	U.S. Dollars	7,319,139	Brazilian Real	24,429,090	(310,290)
Morgan Stanley	04/04/2017	U.S. Dollars	11,160,782	Canadian Dollar	14,976,207	(356,622)
Morgan Stanley	04/05/2017	U.S. Dollars	9,157,040	Chilean Peso	6,198,858,288	(362,349)
Morgan Stanley	02/17/2017	U.S. Dollars	7,500,000	Colombian Peso	22,222,500,000	(122,113)
Morgan Stanley	04/05/2017	U.S. Dollars	2,442,683	Euro	2,344,158	(95,600)
Morgan Stanley	04/05/2017	U.S. Dollars	7,054,893	Israeli New Shekel	27,280,213	(193,539)
Morgan Stanley	02/02/2017	U.S. Dollars	113,227,918	Mexican Peso	2,365,090,250	(693,316)
Morgan Stanley	02/06/2017	U.S. Dollars	5,000,000	Mexican Peso	108,012,500	(176,352)
Goldman Sachs	02/07/2017	U.S. Dollars	62,900,000	Mexican Peso	1,355,823,350	(2,075,985)
Morgan Stanley	02/07/2017	U.S. Dollars	137,500,000	Mexican Peso	2,971,314,150	(4,896,179)

Morgan Stanley	02/08/2017	U.S. Dollars	77,400,000	Mexican Peso	1,675,748,000	(2,896,667)
Morgan Stanley	02/17/2017	U.S. Dollars	43,000,000	Mexican Peso	932,455,000	(1,623,768)
Goldman Sachs	02/21/2017	U.S. Dollars	25,000,000	Mexican Peso	528,595,000	(282,254)
Morgan Stanley	02/21/2017	U.S. Dollars	35,000,000	Mexican Peso	765,987,500	(1,636,538)
Morgan Stanley	04/05/2017	U.S. Dollars	8,758,051	Peruvian Sol	30,031,357	(304,698)
Morgan Stanley	04/04/2017	U.S. Dollars	1,970,024	Philippine Peso	99,348,310	(21,374)
Morgan Stanley	02/01/2017	U.S. Dollars	45,978,697	Russian Ruble	2,763,464,500	—
Goldman Sachs	02/08/2017	U.S. Dollars	26,000,000	Russian Ruble	1,562,210,000	79,531
Morgan Stanley	02/01/2017	U.S. Dollars	126,397,547	South Korean Won	147,253,580,000	(317,824)
Morgan Stanley	02/13/2017	U.S. Dollars	5,000,000	South Korean Won	5,895,000,000	(119,048)
Goldman Sachs	02/17/2017	U.S. Dollars	20,000,000	South Korean Won	23,588,000,000	(483,513)
Morgan Stanley	02/17/2017	U.S. Dollars	55,000,000	South Korean Won	64,987,500,000	(1,434,301)
BNP	02/17/2017	U.S. Dollars	16,000,000	South Korean Won	18,936,000,000	(443,777)
Morgan Stanley	04/05/2017	U.S. Dollars	10,438,464	South Korean Won	12,634,716,825	(535,479)
Morgan Stanley	04/05/2017	U.S. Dollars	9,773,302	Swedish Krona	89,405,189	(482,521)
Morgan Stanley	04/05/2017	U.S. Dollars	33,817,111	Swiss Franc	34,624,325	(1,301,616)
Goldman Sachs	02/17/2017	U.S. Dollars	26,000,000	Taiwan Dollar	819,520,000	(304,919)
Morgan Stanley	04/07/2017	U.S. Dollars	11,471,556	Taiwan Dollar	371,735,772	(481,809)
Morgan Stanley	02/06/2017	U.S. Dollars	25,000,000	Turkish Lira	94,104,500	97,343
Credit Suisse	02/06/2017	U.S. Dollars	4,000,000	Turkish Lira	15,670,000	(146,716)
Morgan Stanley	02/10/2017	U.S. Dollars	35,000,000	Turkish Lira	133,154,500	(197,035)
Morgan Stanley	02/13/2017	U.S. Dollars	50,000,000	Turkish Lira	194,573,000	(1,389,315)
Credit Suisse	02/13/2017	U.S. Dollars	29,500,000	Turkish Lira	115,695,000	(1,056,587)
Morgan Stanley	02/27/2017	U.S. Dollars	25,000,000	Turkish Lira	96,823,500	(474,606)
Morgan Stanley	03/06/2017	U.S. Dollars	65,000,000	Turkish Lira	249,267,500	(458,473)

TOTAL OPEN FORWARD CURRENCY CONTRACTS						$(16,318,319)

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

Equity Variance Swaps

DESCRIPTION	COUNTERPARTY	NOTIONAL VALUE		UNREALIZED APPRECIATION (DEPRECIATION)

EQUITY VARIANCE SWAPS SOLD
SPLV5UE Index, 10/3/16 - 10/03/17, Strike Price 5.70, pay realized rate	Morgan Stanley	$1,000	(1)	$913

TOTAL EQUITY VARIANCE SWAPS SOLD				$913

EQUITY VARIANCE SWAPS PURCHASED
SX5E Index, 11/3/16 - 12/15/17, Strike Price 24.35%, receive realized rate accrued when spot above 1490.	Goldman Sachs	€200,000	(2)	$(3,283)

TOTAL EQUITY VARIANCE SWAPS PURCHASED				$(3,283)

(1)	Notional value reflects vega notional.
(2)	Notional value reflects variance notional multiplied by 100[2].

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

Equity Correlation Swaps

DESCRIPTION	COUNTERPARTY	NOTIONAL VALUE		UNREALIZED APPRECIATION
EQUITY CORRELATION SWAPS SOLD
SX5E Index, 10/26/16 - 12/15/17, Strike Price 58%, pay realized rate	Goldman Sachs	€100,000	(1)	$4,728

TOTAL EQUITY CORRELATION SWAPS SOLD				$4,728

(1)	Notional value reflects correlation exposure per point times 100.

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows:

Stone Ridge All Asset Variance Risk Premium Fund
Cost of investments	$1,178,257,724

Gross unrealized appreciation	$96,803
Gross unrealized depreciation	(32,819,748)

Net unrealized depreciation	$(32,722,945)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

Investment Valuation and Fair Value Measurement

The Board of Trustees has approved procedures pursuant to which the Fund will value its investments (the “Valuation Procedures”). The Board of Trustees has established a Valuation Committee comprised of employees of the Adviser to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board of Trustees.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds will be calculated based upon the net asset value of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly traded foreign equity securities generally will be determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Valuation Committee, then such instruments will be valued as determined in good faith by the Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the Valuation Date based on consideration by the Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources, (ii) valuations provided by a third-party pricing agent, (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values used to determine the Fund’s net asset value (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier that day.

It is expected that a substantial portion of the Fund’s investments will be U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund Shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s Shares may change on days when an investor is not able to purchase, redeem or exchange Shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of January 31, 2017:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Purchased Options	$4,487,052	$10,861,335	$—	$15,348,387
Money Market Funds	320,654,928	—	—	320,654,928
U.S. Treasury Bills	—	809,531,464	—	809,531,464

Total Assets	$325,141,980	$820,392,799	$—	$1,145,534,779

Liabilities
Written Options	$(131,197,994)	$(58,446,623)	$—	$(189,644,617)

Total Liabilities	$(131,197,994)	$(58,446,623)	$—	$(189,644,617)

Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$15,614,270	$—	$15,614,270
Unrealized depreciation on forward currency contracts	—	(31,932,589)	—	(31,932,589)
Unrealized appreciation on futures	40,534,609	—	—	40,534,609
Unrealized depreciation on futures	(9,768,634)	—	—	(9,768,634)
Unrealized appreciation on swap contracts	—	5,641	—	5,641
Unrealized depreciation on swap contracts	—	(1,412,547)	—	(1,412,547)

Total	$30,765,975	$(17,725,225)	$—	$13,040,750

*	Other financial instruments are derivatives, such as futures, forward currency contracts and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Derivative Transactions – The Fund engaged in derivatives for hedging and speculative purposes during the period ended January 31, 2017. The use of derivatives included options, futures, swaps and forward currency contracts.

Futures Contracts – The Fund may purchase and sell futures contracts and held futures contracts during the period ended January 31, 2017. The Fund may use futures contracts to gain exposure or to hedge asset classes such as equities, currencies, commodities and fixed income. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended January 31, 2017, was $1,161,213,482 for long contracts and $754,248,853 for short contracts.

Options – The Fund may purchase and write call or put options on securities, indices, futures contracts, including commodity futures contracts, and enter into related closing transactions. The Fund wrote call and put options during the period ended January 31, 2017. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the period ended January 31, 2017 was $157,041,261.

Transactions in written options during the period ended January 31, 2017 were as follows:

CALL OPTIONS	CONTRACTS/NOTIONAL	PREMIUMS
Outstanding, beginning of year	2,600,092,872	$92,058,137
Options written	16,159,810,465	225,204,284
Options terminated in closing transactions	(7,031)	(6,855,683)
Options exercised	(1,970,039,458)	(49,456,633)
Options expired	(10,312,732,339)	(124,061,017)

Outstanding, end of year	6,477,124,509	$136,889,088

PUT OPTIONS	CONTRACTS/NOTIONAL	PREMIUMS
Outstanding, beginning of year	610,073,525	$50,341,250
Options written	4,262,870,085	224,842,207
Options terminated in closing transactions	(57,205)	(5,928,584)
Options exercised	(1,527,577,450)	(56,455,603)
Options expired	(2,260,222,064)	(140,740,847)

Outstanding, end of year	1,085,086,891	$72,058,424

Forward Currency Contracts - The Fund may enter into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the period ended January 31, 2017 was $882,177,501 for long contracts and $1,171,065,521 for short contracts.

Swaps

Correlation Swaps – The Fund may enter into correlation swaps. Correlation swaps are transactions in which counterparties agree to buy or sell the future realized correlation on an underlying reference basket of securities or instruments at a specific level over a fixed period. Correlation swaps are subject to all the risks of OTC derivatives generally, including counterparty risks (if the counterparty fails to meet its obligations) and the risk that the Adviser is incorrect in forecasts of correlation on the underlying reference basket. The average notional amount of correlation swaps held during the period ended January 31, 2017 was $100,000 for short contracts.

Credit Default Swaps – The Fund may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as a borrower’s or issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Fund may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified borrower or issuer. If the Fund buys credit protection using a credit default swap and a credit event occurs, the Fund will deliver the defaulted bond underlying the swap and the swap counterparty will pay the par amount of the bond. If the Fund sells credit protection using a credit default swap and a credit event occurs, the Fund will pay the par amount of the defaulted bond underlying the swap and the swap counterparty will deliver the bond. If the swap is on a basket of assets, the notional amount of the swap is reduced by the par amount of the defaulted asset, and the fixed payments are then made on the reduced notional amount. Risks of credit default swaps include all the risks of OTC derivatives generally, including counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Fund will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay par value on defaulted bonds. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. In addition, if the Fund is buying credit protection and a credit event does occur, there is a risk when the Fund does not own the underlying asset, that the Fund will have difficulty acquiring the asset on the open market and may receive adverse pricing. The average notional amount of credit default swaps during the period ended January 31, 2017 was $323,300,000 for contracts in which the Fund purchased protection.

Volatility Swaps and Variance Swaps – The Fund may enter into volatility and/or variance swaps. Volatility swaps and variance swaps are transactions in which counterparties agree to economically buy or sell volatility or variance (which equals volatility squared), as the case may be, of the underlying reference at a specific level over a fixed period. Volatility and variance swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Adviser is incorrect in forecasts of volatility and/or variance of the underlying reference. The average notional amount of volatility and variance swaps held during the period ended January 31, 2017 was $150,000 for long contracts and $1,000 for short contracts.

Consolidated Statement of Assets — Values of Derivatives at January 31, 2017

	ASSET DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Options
Credit contracts	Investments, at fair value	$313,000
Equity contracts	Investments, at fair value	13,104,052
Foreign exchange contracts	Investments, at fair value	1,742,060
Volatility contracts	Investments, at fair value	189,275

Futures
Commodity contracts	Net assets - Unrealized appreciation*	5,022,111
Equity contracts	Net assets - Unrealized appreciation*	30,110,866
Foreign exchange contracts	Net assets - Unrealized appreciation*	5,269,269
Interest rate contracts	Net assets - Unrealized appreciation*	132,363

Forwards
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	15,614,270

Swaps
Equity contracts	Unrealized appreciation on swap contracts**	5,641

Total		$71,502,907

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Consolidated Schedule of Investments.

Consolidated Statement of Liabilities — Values of Derivatives at January 31, 2017

	LIABILITY DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Options
Commodity contracts	Written options, at fair value	$54,273,012
Credit contracts	Written options, at fair value	4,773,175
Equity contracts	Written options, at fair value	66,536,791
Foreign exchange contracts	Written options, at fair value	57,854,690
Interest rate contracts	Written options, at fair value	4,748,512
Volatility contracts	Written options, at fair value	1,458,437

Futures
Commodity contracts	Net assets - Unrealized depreciation*	7,281,047
Equity contracts	Net assets - Unrealized depreciation*	1,675,617
Interest rate contracts	Net assets - Unrealized depreciation*	570,941
Volatility contracts	Net assets - Unrealized depreciation*	241,029

Forwards
Foreign exchange contracts	Unrealized depreciation on forward currency contracts	31,932,589

Swaps
Equity contracts	Unrealized depreciation on swap contracts**	3,283
Credit default contracts	Unrealized depreciation on swap contracts**	1,409,264
Total		$232,758,387

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized depreciation of swap contracts as reported in the Consolidated Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust III

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President

Date	3/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date	3/30/2017

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date	3/30/2017

*	Print the name and title of each signing officer under his or her signature.